Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
a.	Basis of presentation of financial statements

1.	These financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standard Board.

2.	Measurement basis:

The Company’s consolidated Financial Statements are prepared on a cost basis, except for financial instruments (including derivatives) at fair value through profit or loss and other comprehensive income such as marketable securities financial assets.

The Company has elected to present profit or loss items using the “function of expense” method.

b.	The Company’s operating cycle is one year.

c.	The consolidated financial statements comprise the financial statements of companies that are controlled by the Company (subsidiaries). Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. The consolidation of the financial statements commences on the date on which control is obtained and ends when such control ceases.

The financial statements of the Company and of the subsidiaries are prepared as of the same dates and periods. The consolidated financial statements are prepared using uniform accounting policies by all companies in the Group. Significant intercompany balances and transactions, gains or losses resulting from intercompany transactions are eliminated in full in the consolidated financial statements.

d.	Functional currency, presentation currency and foreign currency

1.	Functional currency and presentation currency

The consolidated financial statements are presented in U.S. dollars, which is the Company’s functional and presentation currency.

2.	Transactions, assets and liabilities in foreign currency

Transactions denominated in foreign currency are recorded on initial recognition at the exchange rate at the date of the transaction. After initial recognition, monetary assets and liabilities denominated in foreign currency are translated at the end of each reporting period into the functional currency at the exchange rate at that date. Exchange differences are recognized in profit or loss. Non-monetary assets and liabilities measured at cost in a foreign currency are translated at the exchange rate at the date of the transaction. Non-monetary assets and liabilities denominated in foreign currency and measured at fair value are translated into the functional currency using the exchange rate prevailing at the date when the fair value was determined.

e.	Cash and cash equivalents

Cash comprise of cash at banks and on hand. Cash equivalents are considered as highly liquid investments, including unrestricted short-term bank deposits with an original maturity of three months or less from the date of purchase, which are subject to an insignificant risk of changes in value.

f.	Short-term investments

Short-term investments comprised of bank deposits with a maturity of more than three months from the deposit date but less than one year and securities measured at fair value through other comprehensive income. The deposits are presented according to their terms of deposit.

g.	Allowance for doubtful accounts

The allowance for doubtful accounts is determined in respect of specific debts whose collection, in the opinion of the Company’s management, is doubtful. Impaired debts are derecognized when they are assessed as uncollectible. As of December 31, 2020 the Company has not recognized an allowance for doubtful accounts.

The Company did not recognize an allowance in respect of groups of customers that are collectively assessed for impairment since it did not identify any groups of customers which bear similar credit risks.

h.	Inventories

Inventories are measured at the lower of cost and net realizable value. The cost of inventories comprises of the costs of purchase of raw and other materials and costs incurred in bringing the inventories to their present location and condition. Net realizable value is the estimated selling price in the ordinary course of business.

Cost of inventories is determined as follows:

Raw materials	At cost using the first-in, first-out method. Fair value of raw material received at no charge is not included in the inventory value.

Work in process	Costs of raw materials, direct and indirect costs including labor, other materials and other indirect manufacturing costs allocated to the in process manufactured batches through the end of the reporting period. The allocation of indirect costs is accounted for on a quarterly basis by dividing the total quarterly indirect manufacturing cost to the batches manufactured during that quarter based on predetermined allocation factors.

The Company determines a standard manufacturing capacity for each quarter. To the extent the actual manufacturing capacity in a given quarter is lower than the predetermined standard, than a portion of the indirect costs which is equal to the product of the overall quarterly indirect costs multiplied by the quarterly manufacturing shortfall rate is recognized as costs of revenues

Finished products	Costs of raw materials, direct and indirect costs including labor, other materials and other indirect manufacturing costs allocated to the manufactured finished products through completion of manufacturing process.

Purchased products	At cost using the first-in, first-out method.

The Company periodically evaluates the condition and age of inventories and accounts for impairment of inventories with a lower market value or which are slow moving.

i.	Research and development costs

Research expenditures are recognized in profit or loss when incurred and include preclinical and clinical costs (as well as cost of materials associated with the development of new products or existing products for new therapeutic indications). In addition, these costs include additional product development activities with respect to approved and distributed products as well as post marketing commitment research and development activities.

An intangible asset arising from a development project or from the development phase of an internal project is recognized if the Company can demonstrate the technical feasibility of completing the intangible asset so that it will be available for use or sale; the Company’s intention to complete the intangible asset and use or sell it; the Company’s ability to use or sell the intangible asset; how the intangible asset will generate future economic benefits; the availability of adequate technical, financial and other resources to complete the intangible asset; and the Company’s ability to measure reliably the expenditure attributable to the intangible asset during its development. Since the Company development projects are often subject to regulatory approval procedures and other uncertainties, the conditions for the capitalization of costs incurred before receipt of approvals are not normally satisfied and therefore, development expenditures are recognized in profit or loss when incurred.

j.	Revenue recognition

On January 1, 2018, the Company initially adopted IFRS 15, “Revenue from Contracts with Customers” (“the IFRS 15 Standard”). The Company elected to apply the provisions of the IFRS 15 Standard using the modified retrospective method with the application of certain practical expedients and without restatement of comparative data. The accounting policy for revenue recognition applied from January 1, 2018, is as follows:

The Company recognizes revenue when the customer obtains control over the promised goods or services. Revenues are recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer. The Company includes variable consideration, such as milestone payments or volume rebates, in the transaction price only when it is highly probable that its inclusion will not result in a significant revenue reversal in the future when the uncertainty has been subsequently resolved

In determining the amount of revenue from contracts with customers, the Company evaluates whether it is a principal or an agent in the arrangement. The Company is a principal when the Company controls the promised goods or services before transferring them to the customer. In these circumstances, the Company recognizes revenue for the gross amount of the consideration.

Identifying the contract

The Company account for a contract with a customer only when all of the following criteria are met:

a)	The parties to the contract have approved the contract (in writing, orally or in accordance with other customary business practices) and are committed to perform their respective obligations;

b)	The Company can identify each party’s rights regarding the goods or services to be transferred;

c)	The Company can identify the payment terms for the goods or services to be transferred;

d)	The contract has commercial substance (i.e. the risk, timing or amount of the entity’s future cash flows is expected to change as a result of the contract); and

e)	It is probable that the Company will collect the consideration to which it will be entitled in exchange for the goods or services that will be transferred to the customer

For the purpose of paragraph (e) the Company examines, inter alia, the percentage of the advance payments received and the spread of the contractual payments, past experience with the customer and the status and existence of sufficient collateral.

If a contract with a customer does not meet all of the above criteria, consideration received from the customer is recognized as a liability until the criteria are met or when one of the following events occurs: the Company has no remaining obligations to transfer goods or services to the customer and any consideration promised by the customer has been received and cannot be returned; or the contract has been terminated and the consideration received from the customer cannot be refunded.

Combination of contracts

The Company accounts for multiple contracts as a single contract when all the contracts are signed at or near the same time with the same customer or with related parties of the customer, and when one of the following criteria is met:

a)	The contracts are negotiated as a package with a single commercial objective.

b)	The amount of consideration to be paid in one contract depends on the consideration of another contract.

c)	The goods or services that the Company will provide according to the contracts represent a single performance obligation for the Company.

Identifying performance obligations

On the contract’s inception date the Company assesses the goods or services promised in the contract with the customer and identifies the performance obligations in it.

The Company identifies the performance obligations when the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer and the Company promise to transfer the good or service to the customer is separately identifiable from other promises in the contract. In order to examine whether a promise to transfer goods or services is separately identifiable, the Company examines whether it is providing a significant service of integrating the goods or services with other goods or services promised in the contract into one integrated outcome that is the purpose of the contract.

Option to purchase additional goods or services

An option that grants the customer the right to purchase additional goods or services constitutes a separate performance obligation in the contract only if the option grants to the customer a material right it would not have received without the original contract.

Determining the transaction price

The transaction price is the amount of the consideration that is expected to be received based on the contract terms. The Company takes into account the effects of all the following elements when determining the transaction price:

a)	Variable consideration – The Company determines the transaction price separately for each contract with a customer. When exercising this judgment, the Company evaluates the effect of each variable amount in the contract, taking into consideration discounts, penalties, variations, claims, and non-cash consideration. The Company includes the estimated variable consideration in the transaction price only to the extent it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty is resolved. The Company updates the estimated transaction price to represent faithfully the circumstances present at the end of the reporting period and the changes in circumstances during the reporting period.

b)	Existence of a significant financing component – the Company adjusts the amount of the promised consideration in respect of the effects of the time value of money when certain advance payments provide the Company with a significant financing benefit. The financing component is recognized as interest expenses over the period, which are calculated according to the effective interest method.

c)	Non-cash consideration - Non-cash consideration is measured at the fair value for goods receivable on a contract’s inception.

d)	Consideration payable to customers- The Company accounts for payments made to a customer as a reduction of the revenues from the customer when the Company recognizes revenue from the transfer of goods or services to the customer or the Company pays the consideration or promises to pay the consideration in accordance with the Company’s customary business practices. When the consideration payable to a customer is a payment for a distinct good or service from the customer, then the Company accounts for the purchase of the good or service in the same way it accounts for other purchases from suppliers.

Allocating the transaction price

For contracts that consist of more than one performance obligation, at contract inception the Company allocates the contract transaction price to each performance obligation identified in the contract on a relative stand-alone selling price basis. The stand-alone selling price is the price at which the Company would sell the promised goods or services separately to a customer. When the stand-alone selling price is not directly observable by reference to similar transactions with similar customers, the Company applies suitable methods for estimating the stand-alone selling price including: the adjusted market assessment approach, the expected cost plus a margin approach and the residual approach. The Company may also use a combination of these approaches to allocate the transaction price in the contract.

Satisfaction of performance obligations

The Company recognizes revenue from contracts with customers when the control over the goods or services is transferred to the customer.

For most contracts, revenue recognition occurs at a point in time when control of the asset is transferred to the customer, generally on delivery of the goods. For agreements with a strategic partner, performance obligations are generally satisfied over time, given that the customer both simultaneously receives and consumes the benefits provided by the Company, or receives assets with no alternative use, for which the Company has an enforceable right to payment for performance completed to date. The method for measuring the progress of performance obligations that are satisfied over time usually based upon the deliverables forming part of performance obligations.

Contract modifications

A contract modification is a change in the scope or price (or both) of a contract that was approved by the parties to the contract. A contract modification can be approved in writing, orally or be implied by customary business practices. A contract modification can take place also when the parties to the contract have a disagreement regarding the scope or price (or both) of the modification or when the parties have approved the modification in scope of the contract but have not yet agreed on the corresponding price modification.

When a contract modification has not yet been approved by the parties, the Company continues to recognize revenues according to the existing contract, while disregarding the contract modification, until the date the contract modification is approved or the contract modification is legally enforceable.

The Company accounts for a contract modification as an adjustment of the existing contract since the remaining goods or services after the contract modification are not distinct and therefore constitute a part of one performance obligation that is partially satisfied on the date of the contract modification. The effect of the modification on the transaction price and on the rate of progress towards full satisfaction of the performance obligation is recognized as an adjustment to revenues (increase or decrease) on the date of the contract modification, meaning on a catch-up basis.

When a contract modification increases the scope of the contract as a result of adding distinct goods or services and the contract price changes by an amount reflecting the stand-alone selling prices of the additional goods or services, the Company accounts for the contract modification as a separate contract.

Costs to fulfill a contract:

Costs incurred in fulfilling contracts or anticipated contracts with customers are recognized as an asset when the costs generate or enhance the Company’s resources that will be used in satisfying or continuing to satisfy the performance obligations in the future and are expected to be recovered. Costs to fulfill a contract comprise direct identifiable costs and indirect costs that can be directly attributed to a contract based on a reasonable allocation method. Costs to fulfill a contract are amortized on a systematic basis that is consistent with the provision of the services under the specific contract.

An impairment loss in respect of capitalized costs to fulfill a contract is recognized in profit or loss when the carrying amount of the asset exceeds the remaining amount of consideration that the Company expects to receive for the goods or services to which the asset relates less the costs that relate directly to providing those goods or services and that have not been recognized as expenses.

Principal or agent

When another party is involved in providing goods or services to the customer, the Company examines whether the nature of its promise is a performance obligation to provide the defined goods or services itself, which means the Company is a principal and therefore recognizes revenue in the gross amount of the consideration, or to arrange that another party provide the goods or services which means the Company is an agent and therefore recognizes revenue in the amount of the net commission.

The Company is a principal when it controls the promised goods or services before their transfer to the customer. Indicators that the Company controls the goods or services before their transfer to the customer include, inter alia, as follows: the Company is the primary obligor for fulfilling the promises in the contract; the Company has inventory risk before the goods or services are transferred to the customer; and the Company has discretion in setting the prices of the goods or services.

Analysis of major contracts:

As of December 31, 2020, 2019 and 2018 the Company generate revenue mainly from sale of products to strategic partners and distributors as well as from the licensing of our technology and distribution rights.

In the majority of contracts, revenue recognition occurs at a point in time when control of our product is transferred to the customer, generally on delivery of the goods.

With regards to certain contract with our strategic partner the Company analyzed the following:

The Company identified few performance obligations which include:

a.	Grant of a license for distribution one of the Company’s products in certain territories and the supply of predetermined minimum quantities.

b.	The supply of a predetermined quantity of the Company’s product for the purpose of clinical trials performed conducted by strategic partner.

c.	Grant of a license for the use of the Company’s knowledge and patents, and the provision of consulting services with respect to the transfer of technology.

The Company determines the transaction price and allocates the transaction price to the different performance obligation identified. For certain amounts of variable consideration the Company allocated to a certain performance obligation or to a distinct goods or services within it.

For each performance obligation identified, the Company recognizes revenue when (or as) it satisfies the performance obligation. The performance obligations are satisfied over time, as the customer both simultaneously receives and consumes the benefits provided by the Company, or receives assets with no alternative use, for which the Company has an enforceable right to payment for performance completed to date. The method for measuring the progress in performance obligations that are satisfied over time usually based upon the deliverables forming part of those performance obligations.

Deferred revenues

Deferred revenues include unearned amounts received from customers not yet recognized as revenues.

k.	Government grants:

Government grants are recognized when there is reasonable assurance that the grants will be received and the Company will comply with the attached conditions.

Government grants received from the Israel Innovation Authority (formerly: the Office of the Chief Scientist in Israel, “the IIA”) are recognized upon receipt as a liability if future economic benefits are expected from the research project that will result in royalty-bearing sales.

A liability for the loan is first measured at fair value using a discount rate that reflects a market rate of interest. The difference between the amount of the grant received and the fair value of the liability is accounted for as a Government grant and recognized as a reduction of research and development expenses. After initial recognition, the liability is measured at amortized cost using the effective interest method. Royalty payments are treated as a reduction of the liability. If no economic benefits are expected from the research activity, the grant receipts are recognized as a reduction of the related research and development expenses. In that event, the royalty obligation is treated as a contingent liability in accordance with IAS 37.

l.	Taxes on income

Taxes on income in profit or loss comprise of current taxes, deferred taxes and taxes in respect of prior years, which are recognized in profit or loss, except to the extent that the tax arises from items which are recognized directly in other comprehensive income or equity.

1.	Current taxes:

The current tax liability is measured using the tax rates and tax laws that have been enacted or substantively enacted by the end of reporting period as well as adjustments required in connection with the tax liability in respect of previous years.

2.	Deferred taxes:

Deferred taxes are computed in respect of carryforward losses and temporary differences between the carrying amounts in the financial statements and the amounts attributed for tax purposes.

Deferred taxes are measured at the tax rates that are expected to apply when the asset is realized or the liability is settled, based on tax laws that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax assets are reviewed at the end of each reporting period and reduced to the extent that it is not probable that they will be utilized. Deductible carryforward losses and temporary differences for which deferred tax assets had not been recognized are reviewed at the end of each reporting period and a respective deferred tax asset is recognized to the extent that their utilization is probable.

Deferred taxes are offset in the statement of financial position if there is a legally enforceable right to offset a current tax asset against a current tax liability and the deferred taxes relate to the same taxpayer and the same taxation authority.

3.	Uncertain tax positions

A provision for uncertain tax positions, including additional tax and interest expenses, is recognized when it is more probable than not that the Group will have to use its economic resources to pay the obligation..

As of December 31, 2020 and 2019, the application of IFRIC 23 did not have a material effect on the financial statements.

m.	Leases

As of January 1, 2019 the Company initially applied IFRS 16, “Leases” (“the Standard”).

The Company chose to apply the provisions of the Standard using the modified retrospective approach without restatement of comparative data.

The accounting policy for leases applied effective from January 1, 2019, is as follows:

The Company accounts for a contract as a lease when the contract terms convey the right to control the use of an identified asset for a period of time in exchange for consideration.

On the inception date of the lease, the Company determines whether the arrangement is a lease or contains a lease, while examining if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. In its assessment of whether an arrangement conveys the right to control the use of an identified asset, the Company assesses whether it has the following two rights throughout the lease term:

a)	The right to obtain substantially all the economic benefits from use of the identified asset; and

b)	The right to direct the identified asset’s use.

The Company as a lessee:

For leases in which the Company is the lessee, the Company recognizes on the commencement date of the lease a right-of-use asset and a lease liability, excluding leases whose term is up to 12 months and leases for which the underlying asset is of low value. For these excluded leases, the Company has elected to recognize the lease payments as an expense in profit or loss on a straight-line basis over the lease term. In measuring the lease liability, the Company has elected to apply the practical expedient in the Standard and does not separate the lease components from the non-lease components (such as management and maintenance services, etc.) included in a single contract.

On the commencement date, the lease liability includes all unpaid lease payments discounted at the interest rate implicit in the lease, if that rate can be readily determined, or otherwise using the Company’s incremental borrowing rate. After the commencement date, the Company measures the lease liability using the effective interest rate method.

On the commencement date, the right-of-use asset is recognized in an amount equal to the lease liability plus lease payments already made on or before the commencement date and initial direct costs incurred less any lease incentives received. The right-of-use asset is measured applying the cost model and depreciated over the shorter of its useful life or the lease term. The Company tests for impairment of the right-of-use asset whenever there are indications of impairment pursuant to the provisions of IAS 36.

Depreciation of right-of-use asset

After lease commencement, a right-of-use asset is measured on a cost basis less accumulated depreciation and accumulated impairment losses and is adjusted for re-measurements of the lease liability. Depreciation is calculated on a straight-line basis over the useful life or contractual lease period, whichever earlier, as follows:

	%	Mainly %
Land and Buildings	10	10
Vehicles	20-33	33
office equipment (i.e. printing and photocopying machines)	20	20

Lease extension and termination options:

A non-cancellable lease term includes both the periods covered by an option to extend the lease when it is reasonably certain that the extension option will be exercised and the periods covered by a lease termination option when it is reasonably certain that the termination option will not be exercised.

In the event of any change in the expected exercise of the lease extension option or in the expected non-exercise of the lease termination option, the Company re-measures the lease liability based on the revised lease term using a revised discount rate as of the date of the change in expectations. The total change is recognized in the carrying amount of the right-of-use asset until it is reduced to zero, and any further reductions are recognized in profit or loss.

Subleases:

In a transaction in which the Company is a lessee of an underlying asset (head lease) and the asset is subleased to a third party, the Company assesses whether the risks and rewards incidental to ownership of the right-of-use asset have been transferred to the sub-lessee, among others, by evaluating the sublease term with reference to the useful life of the right-of-use asset arising from the head lease.

When substantially all the risks and rewards incidental to ownership of the right-of-use asset have been transferred to the sub- lessee, the Company accounts for the sublease as a finance lease, otherwise it is accounted for as an operating lease. If the sublease is classified as a finance lease, the leased asset is derecognized on the commencement date and a new asset, “finance lease receivable” is recognized at an amount equivalent to the present value of the lease payments, discounted at the interest rate implicit in the lease. Any difference between the carrying amount of the leased asset before the derecognition and the carrying amount of the finance lease receivable is recognized in profit or loss.

Lease modification:

If a lease modification does not reduce the scope of the lease and does not result in a separate lease, the Company re-measures the lease liability based on the modified lease terms using a revised discount rate as of the modification date and records the change in the lease liability as an adjustment to the right-of-use asset.

If a lease modification reduces the scope of the lease, the Company recognizes a gain or loss arising from the partial or full reduction of the carrying amount of the right-of-use asset and the lease liability. The Company subsequently remeasures the carrying amount of the lease liability according to the revised lease terms, at the revised discount rate as of the modification date and records the change in the lease liability as an adjustment to the right-of-use asset.

For additional information regarding right-of-use assets and lease liabilities and refer to Note 14.

The accounting policy for leases applied until December 31, 2018, is as follows:

The criteria for classifying leases as finance or operating leases depend on the substance of the agreements and are made at the inception of the lease in accordance with the following principles as set out in IAS 17.

The Company as lessee:

1.	Finance lease

Finance leases transfer to the Company substantially all the risks and benefits incidental to ownership of the leased asset. At the commencement of the lease term, the leased assets are measured at the fair value of the leased asset or, if lower, at the present value of the minimum lease payments.

The leased asset is depreciated over the shorter of the lease term and the expected life of the leased asset.

2.	Operating lease

Lease agreements are classified as an operating lease if they do not transfer substantially all the risks and benefits incidental to ownership of the leased asset. Lease payments are recognized as an expense in profit or loss on a straight-line basis over the lease term.

n.	Property, plant and equipment

Property, plant and equipment are measured at cost, including directly attributable costs, less accumulated depreciation and any related investment grants and excluding day-to-day servicing expenses. Cost includes spare parts and auxiliary equipment that can be used only in connection with the plant and equipment.

The Company’s assets include computer systems comprising hardware and software. Software forming an integral part of the hardware to the extent that the hardware cannot function without the software installed on it is classified as property, plant and equipment. In contrast, software that adds functionality to the hardware is classified as an intangible asset.

The cost of assets includes the cost of materials, direct labor costs, as well as any costs directly attributable to bringing the asset to the location and condition necessary for it to operate in the manner intended by management.

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

	%	Mainly %

Buildings	2.5-4	4
Machinery and equipment	10-20	15
Vehicles	15	15
Computers, software, equipment and office furniture	6-33	33
Leasehold improvements	(*)	10

(*)	Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

The useful life, depreciation method and residual value of an asset are reviewed at the year-end and any changes are accounted for prospectively as a change in accounting estimate.

Depreciation of an asset ceases at the earlier of the date that the asset is classified as held for sale and the date that the asset is derecognized.

o	Intangible assets

intangible assets, are in respect of distribution right, that are acquired by the Company, which have finite useful lives, are measured at cost less accumulated amortization and accumulated impairment losses. As regards intangible assets in respect of distribution right agreements, see also Note 11.

p	Impairment of non-financial assets

The Company evaluates the need to record an impairment of the carrying amount of non-financial assets whenever events or changes in circumstances indicate that the carrying amount is not recoverable. If the carrying amount of non-financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount.

The recoverable amount is the higher of fair value less costs of sale and value in use. In measuring value in use, the expected future cash flows are discounted using a pre-tax discount rate that reflects the risks specific to the asset. The recoverable amount of an asset that does not generate independent cash flows is determined for the cash-generating unit to which the asset belongs.

An impairment loss of an asset, is reversed only if there have been changes in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. Reversal of an impairment loss, as above, shall not be increased above the lower of the carrying amount that would have been determined (net of depreciation or amortization) had no impairment loss been recognized for the asset in prior years and its recoverable amount. The reversal of impairment loss of an asset presented at cost is recognized in profit or loss.

q.	Financial instruments

On January 1, 2018, the Company initially adopted IFRS 9, “Financial Instruments” (“the Standard”). The Company elected to apply the provisions of the Standard retrospectively without restatement of comparative data.

The accounting policy for financial instruments applied commencing from January 1, 2018, is as follows:

1.	Financial assets

Financial assets are classified at initial recognition, and subsequently measured at amortized cost, fair value through other comprehensive income (OCI), and fair value through profit or loss. The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Company’s business model for managing them. With the exception of trade receivables that do not contain a significant financing component or for which the Company has applied the practical expedient, the Company initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs.

After initial recognition, the accounting treatment of financial assets is based on their classification as follows:

Debt financial instruments are subsequently measured at fair value through profit or loss (FVPL), amortized cost, or fair value through other comprehensive income (FVOCI). The classification is based on two criteria: the Company’s business model for managing the assets; and whether the instruments’ contractual cash flows represent ‘solely payments of principal and interest’ on the principal amount outstanding (the ‘SPPI criterion’).

The classification and measurement of the Company’s debt financial assets are as follows:

a)	Debt instruments at amortized cost for financial assets that are held within a business model with the objective to hold the financial assets in order to collect contractual cash flows that meet the SPPI criterion. This category includes the Company’s Trade and other receivables.

b)	Debt instruments at FVOCI, with gains or losses recycled to profit or loss on derecognition. Financial assets in this category are the Company’s quoted debt instruments that meet the SPPI criterion and are held within a business model both to collect cash flows and to sell. Interest earned whilst holding Available For Sale (AFS) financial investments is reported as interest income using the effective interest rate method.

Financial assets at FVPL comprise derivative instruments unless they are designated as effective hedging instruments.

Impairment of financial assets

The Company evaluates at the end of each reporting period the loss allowance for financial debt instruments which are not measured at fair value through profit or loss. The Company distinguishes between two types of loss allowances:

a)	Debt instruments whose credit risk has not increased significantly since initial recognition, or whose credit risk is low - the loss allowance recognized in respect of this debt instrument is measured at an amount equal to the expected credit losses within 12 months from the reporting date (12-month ECLs); or

b)	Debt instruments whose credit risk has increased significantly since initial recognition, and whose credit risk is not low - the loss allowance recognized is measured at an amount equal to the expected credit losses over the instrument’s remaining term (lifetime ECLs).

The Company has short-term financial assets such as trade receivables in respect of which the Company applies a simplified approach and measures the loss allowance in an amount equal to the lifetime expected credit losses.

An impairment loss on debt instruments measured at amortized cost is recognized in profit or loss with a corresponding loss allowance that is offset from the carrying amount of the financial asset, whereas the impairment loss on debt instruments measured at fair value through other comprehensive income is recognized in profit or loss with a corresponding loss allowance that is recorded in other comprehensive income and not as a reduction of the carrying amount of the financial asset in the statement of financial position.

The Company applies the low credit risk simplification in the Standard, according to which the Company assumes the debt instrument’s credit risk has not increased significantly since initial recognition if on the reporting date it is determined that the instrument has a low credit risk, for example when the instrument has an external rating of “investment grade”.

In addition, the Company considers that when contractual payments in respect of a debt instrument are more than 30 days past due, there has been a significant increase in credit risk, unless there is reasonable and supportable information that demonstrates that the credit risk has not increased significantly.

The Company considers a financial asset in default when contractual payments are more than 90 days past due. However, in certain cases, the Company considers a financial asset to be in default when external or internal information indicates that the Company is unlikely to receive the outstanding contractual amounts in full.

The Company considers a financial asset that is not measured at fair value through profit or loss as credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of that financial asset have occurred. The Company takes into consideration the following events as evidence that a financial asset is credit impaired:

a)	significant financial difficulty of the issuer or borrower;

b)	a breach of contract, such as a default or past due event;

c)	a concession granted to the borrower due to the borrower’s financial difficulties that would otherwise not be granted;

d)	it is probable that the borrower will enter bankruptcy or financial reorganization;

e)	the disappearance of an active market for that financial asset because of financial difficulties; or

f)	the purchase or origination of a financial asset at a deep discount that reflects the incurred credit losses.

ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive. For other debt financial assets (i.e., debt securities at FVOCI), the ECL is based on the 12-month ECL. The 12-month ECL is the portion of lifetime ECLs that results from default events on a financial instrument that are possible within 12 months after the reporting date. As of December 31, 2020 there is no ECL allowance.

2.	Financial liabilities

Financial liabilities within the scope of IFRS 9 are initially measured at fair value less transaction costs that are directly attributable to the issue of the financial liability.

After initial recognition, the accounting treatment of financial liabilities is based on their classification as follows:

a)	Financial liabilities measured at amortized cost

Loans, including leases, are measured based on their terms at amortized cost using the effective interest method taking into account directly attributable transaction costs.

b)	Financial liabilities measured at fair value

Derivatives are classified as fair value through profit and loss unless they are designated as effective hedging instruments. Transaction costs are recognized in profit or loss.

After initial recognition, changes in fair value are recognized either in profit or loss for non-hedge accounting derivatives or in other comprehensive income for hedge accounting derivatives.

r.	Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair value measurement is based on the assumption that the transaction will take place in the asset’s or the liability’s principal market, or in the absence of a principal market, in the most advantageous market.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

Fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

-	Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities.

-	Level 2 - inputs other than quoted prices included within Level 1 that are observable either directly or indirectly.

-	Level 3 - inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

1.	Offsetting financial instruments

Financial assets and financial liabilities are offset and the net amount is presented in the statement of financial position if there is a legally enforceable right to set off the recognized amounts and there is an intention either to settle on a net basis or to realize the asset and settle the liability simultaneously.

The right of set-off must be legally enforceable not only during the ordinary course of business of the parties to the contract but also in the event of bankruptcy or insolvency of one of the parties. In order for the right of set-off to be currently available, it must not be contingent on a future event, there may not be periods during which the right is not available, or there may not be any events that will cause the right to expire.

2.	De-recognition of financial instruments

a.	Financial assets

Financial assets are derecognized when the contractual rights to the cash flows from the financial asset expire or the Company has transferred its contractual rights to receive cash flows from the financial asset or assumes an obligation to pay the cash flows in full without material delay to a third party and has transferred substantially all the risks and rewards of the asset, or has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

b.	Financial liabilities

A financial liability is derecognized when it is extinguished, that is when the obligation is discharged or cancelled or expires. A financial liability is extinguished when the debtor (the Company) discharges the liability by paying in cash, other financial assets, goods or services or is legally released from the liability.

s.	Derivative financial instruments designated as hedges

The Company enters into contracts for derivative financial instruments such as forward currency contracts and cylinder strategy in respect of foreign currency to hedge risks associated with foreign exchange rates fluctuations and cash flows risk. Such derivative financial instruments are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.

At the inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which the Company wishes to apply hedge accounting and the risk management objective and strategy for undertaking the hedge. The hedge effectiveness is assessed at the end of each reporting period.

Any gains or losses arising from changes in the fair value of derivatives that do not qualify for hedge accounting are recorded immediately in profit or loss.

Cash flow hedges

The effective portion of the gain or loss on the hedging instrument is recognized as other comprehensive income (loss), while any ineffective portion is recognized immediately in profit or loss.

Amounts recognized as other comprehensive income (loss) are reclassified to profit or loss when the hedged transaction affects profit or loss, such as when the hedged income or expense is recognized or when a forecast payment occurs.

If the forecast transaction or firm commitment is no longer expected to occur, amounts previously recognized in other comprehensive income are reclassified to profit or loss. If the hedging instrument expires or is sold, terminated or exercised, or if its designation as a hedge is revoked, amounts previously recognized in other comprehensive income remain in other comprehensive income until the forecast transaction or firm commitment occurs.

t.	Provisions

A provision in accordance with IAS 37 is recognized when the Company has a present (legal or constructive) obligation as a result of a past event, it is expected to require the use of economic resources to clear the obligation and a reliable estimate can be made of it. The expense is recognized in the statement of profit or loss net of any reimbursement.

u.	Employee benefit liabilities

The Company has several employee benefit plans:

1.	Short-term employee benefits

Short-term employee benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions and are recognized as expenses as the services are rendered. A liability in respect of a cash bonus is recognized when the Company has a legal or constructive obligation to make such payment as a result of past service rendered by an employee and a reliable estimate of the amount can be made.

2.	Post-employment benefits

The post-employment benefits plans are normally financed by contributions to insurance companies and classified as defined contribution plans or as defined benefit plans.

The Company has defined contribution plans pursuant to Section 14 to the Israeli Severance Pay Law under which the Company pays fixed contributions to certain employees under Section 14 and will have no legal or constructive obligation to pay further contributions.

Contributions to the defined contribution plan in respect of severance or retirement pay are recognized as an expense when contributed concurrently with performance of the employee’s services.

In addition the Company operates a defined benefit plan in respect of severance pay pursuant to the Israeli Severance Pay Law. According to the Law, employees are entitled to severance pay upon dismissal or retirement. The liability for termination of employment is measured using the projected unit credit method. The actuarial assumptions include expected salary increases and rates of employee’s turnover based on the estimated timing of payment. The amounts are presented based on discounted expected future cash flows using a discount rate determined by reference to market yields at the reporting date on high quality corporate bonds that are linked to the Consumer Price Index with a term that is consistent with the estimated term of the severance pay obligation.

In respect of its severance pay obligation to certain of its employees, the Company makes current deposits in pension funds and insurance companies (“the plan assets”). Plan assets comprise assets held by a long-term employee benefit fund or qualifying insurance policies. Plan assets are not available to the Company’s own creditors and cannot be returned directly to the Company.

The liability for employee benefits shown in the statement of financial position reflects the present value of the defined benefit obligation less the fair value of the plan assets.

Re-measurements of the net liability are recognized in other comprehensive income in the period in which they occur.

v.	Share-based payment transactions

The Company’s employees and Board of Directors members are entitled to remuneration in the form of equity-settled share- based payment transactions.

Equity-settled transactions

The cost of equity-settled transactions (options and restricted shares) with employees and Board of Directors members is measured at the fair value of the equity instruments granted at grant date. The fair value of options is determined using a standard option pricing model. The fair value of restricted shares is determined using the share price at the grant date.

The cost of equity-settled transactions is recognized in profit or loss together with a corresponding increase in shareholder’s equity during the period which the performance and/or service conditions are to be satisfied ending on the date on which the relevant employees become entitled to the award (“the vesting period”). The cumulative expense recognized for equity-settled transactions at the end of each reporting period until the vesting date reflects the extent to which the vesting period has expired and the Company’s best estimate of the number of equity instruments that will ultimately vest.

No expense is recognized for awards that do not ultimately vest.

In the event that the Company modifies the conditions on which equity-instruments were granted, an additional expense is calculated and recognized over the remaining vesting period for any modification that increases the total fair value of the share-based payment arrangement or is otherwise beneficial to the employee or director at the modification date.

w.	Earnings (loss) per Share

Earnings (loss) per share are calculated by dividing the net income (loss) attributable to Company shareholders by the weighted number of ordinary shares outstanding during the period. Ordinary shares underlying shares options or restricted shares are only included in the calculation of diluted income (loss) per share when their impact dilutes the income (loss) per share. Furthermore, potential ordinary shares converted during the period are included under diluted income (loss) per share only until the conversion date, and from that date on are included under basic income (loss) per share.

x.	Reclassification of prior years’ amounts

Certain amounts in prior years’ financial statements have been reclassified to conform to the current year’s presentation. The reclassification had no effect on previously reported net loss or shareholders’ equity.